Kirkpatrick & Lockhart LLP                         1800 Massachusetts Avenue, NW
                                                   Second Floor
                                                   Washington, DC  20036-1800
                                                   202.778.9000
                                                   www.kl.com


                                                     Francine J. Rosenberger
                                                     202.778.9187
                                                     Fax:  202.778.9100
                                                     francine.rosenberger@kl.com


                                  July 9, 2001

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:   Heritage Series Trust
                        File Nos. 33-57986 and 811-7470
                        -------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 27 ("PEA No. 27") to its Registration Statement on Form N-1A and that PEA No. 27 was filed electronically.

         If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                           Very truly yours,

                                           /s/ Francine J. Rosenberger

                                           Francine J. Rosenberger


cc:  Donald H. Glassman
        Heritage Asset Management, Inc.